Loans receivable, net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans receivable, net
6.	Loans receivable, net

 The following is a summary of loans receivable:

	As of December 31,
	2017	2018
	RMB	RMB
Loans receivable	73,330	17,330

Allowance for loan losses
Individually assessed	-	(13,330)
Loans receivable, net	73,330	4,000

In August 2016, the Group entered into definitive agreements for investing approximately RMB100,000 in a venture capital fund (“Fund 2016”) set up to focus on investments in the culture and entertainment industries in China. The total RMB100,000 consist of equity investment of RMB26,670 (see Note 9) and RMB73,330 loan with an annual interest rate of 4.35% and up to 10% based on different conditions. The contractual maturity date is December 31, 2018. In December 2018, the Group received repayment of RMB60,000 from the Fund 2016. The Group assessed the collectability of the remaining loan receivable of RMB13,330 and related interest receivable of RMB14,427 from the Fund 2016 considering creditworthiness, financial conditions of the borrower, and concluded that the outstanding loan receivable and related interest receivable was not collectible. Accordingly, an impairment of RMB27,757 was recognized in 2018.

In June 2018, the Group entered into a short-term loan agreement to grant RMB4,000 to a third-party company with an interest rate of 4.35%.